Segment reporting - Summary of Loans and Deposits by Business Line (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Business Segments [Line Items]
Financial assets at amortized cost - Loans and advances	$ 7,538,571,532	$ 4,301,897,429
Corporate banking	1,264,836,404	300,239,149
Small and medium companies	2,795,879,036	1,920,408,332
Retail	3,477,856,092	2,081,249,948
Other assets	7,181,322,311	9,003,642,825
TOTAL ASSETS	14,719,893,843	13,305,540,254
Financial liabilities at amortized cost – Deposits	9,929,679,125	7,925,054,235
Corporate banking	3,343,946,819	2,152,838,641
Small and medium companies	1,541,266,946	1,354,975,087
Retail	5,044,465,360	4,417,240,507
Other liabilities	2,174,387,481	2,299,629,267
TOTAL LIABILITIES	$ 12,104,066,606	$ 10,224,683,502